Business Combination - Schedule of business combination recognized identifiable intangiable assets acquired (Details) - ColdQuanta Inc dba Infleqtion [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Jan. 25, 2024
Business Combination Recognized Identifiable Intangiable Assets Acquired [Line Items]
Estimated Useful Life (years)	3 years
Morton Acquisition [Member]
Business Combination Recognized Identifiable Intangiable Assets Acquired [Line Items]
Intangible assets		$ 2,310
Contractual Rights [Member] | Morton Acquisition [Member]
Business Combination Recognized Identifiable Intangiable Assets Acquired [Line Items]
Intangible assets		$ 61
Estimated Useful Life (years)		1 year
In Process Research and Development [Member] | Morton Acquisition [Member]
Business Combination Recognized Identifiable Intangiable Assets Acquired [Line Items]
Intangible assets		$ 2,249